Segment Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	May 25, 2010
Other income and deductions, net	$ 16
Lone Star
Ownership in affiliate	30.00%
HPC
Ownership in affiliate	49.99%
Length Of Gas Pipeline System	450
MEP
Ownership in affiliate	50.00%	49.90%
Length Of Gas Pipeline System	500